Offerings - Offering: 1	Sep. 04, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	4,487,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 4,487,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 662.28
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $4,487,000.